Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases
Note 14—Leases
The Company’s lease obligations

primarily relate to real estate,

machinery and equipment. Prior to the adoption
of the new lease standard in 2019, rent expense was $ 364

million in 2018. Sublease income received by the Company

on
leased assets was $ 7

million in 2018.
Under the accounting standard, adopted in January

2019, the components of lease expense were as follows:
2020 2019
Land Machinery Land Machinery
and and
and

and

($ in millions)
buildings equipment
Total
buildings equipment
Total
Operating lease cost

287 89 376 268 101 369
Finance lease cost:

Amortization of right-of-use assets 11 13 24 13 20 33
Interest on lease liabilities 2 3 5 1 2 3
Variable

lease cost
(1)
3 3 6 — 5 5
Short-term lease cost 17 31 48 19 29 48
Sub-lease income (20) (1) (21) (2) — (2)
Total

lease expense
300 138 438 299 157 456
(1) Primarily

relates to variable

payments that

are tied to the

consumer price

index and are

therefore included

in the measurement

of the
right-of-use

asset or lease

liability.
The following table presents supplemental cash flow information related to leases:
2020 2019
Land

Machinery Land Machinery
and and and and
($ in millions)
buildings equipment
Total
buildings equipment
Total
Cash paid for amounts included in
the measurement of lease liabilities:
Operating cash flows from

- operating leases
263 83 346 252 96 348

- finance leases
2 3 5 1 2 3
Financing cash flows from

- finance leases
11 13 24 8 12 20
Right-of-use assets obtained

in exchange for new liabilities:
Under operating leases 266 57 323 153 52 205
Under finance leases 32 14 46 23 18 41
At December 31, 2020,

the future net minimum lease payments for operating and finance leases and the related
present value of the net minimum lease payments consisted

of the following:
Operating Leases Finance Leases
Land and

Machinery

Land and

Machinery

($ in millions) buildings and equipment buildings and equipment
2021 215 67 26 12
2022 168 43 25 9
2023 138 22 24 5
2024 110 9 23 2
2025 87 4 23 1
Thereafter

215 5 80 —
Total

minimum lease payments

933 150 201 29
Difference between undiscounted cash flows

and discounted cash flows
(80) (2) (43) —
Present value of minimum lease payments

853 148 158 29
The following table presents certain information related

to lease terms and discount rates:
Operating Leases Finance Leases
Land and

Machinery

Land and

Machinery

buildings and equipment buildings and equipment
($ in millions) 2020 2019 2020 2019 2020 2019 2020 2019
Weighted-average

remaining term (months)
84 78 29 29 107 110 40 33
Weighted-average

discount rate
3.0% 3.0% 2.0% 2.2% 7.7% 8.2% 2.3% 2.8%
The present value of minimum finance lease payments

included in “Short‑term debt and current maturities of
long‑term debt”

and “Long‑term debt”

in the Consolidated Balance Sheets at December 31, 2020, amounts to
$ 27

million and $
160

million, respectively,

and at December 31, 2019, amounts to $
17

million and $
154

million,
respectively.